Payroll costs, share based payments and management incentive schemes - Management Incentive Schemes (Details) - EUR (€) € in Millions	5 Months Ended	9 Months Ended	12 Months Ended
	May 31, 2015	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Long-term incentive scheme		€ 3.5	€ 0.0	€ 1.9	€ 0.0
Predecessor
Disclosure of terms and conditions of share-based payment arrangement [line items]
Long-term incentive scheme	€ 22.9
Iglo | Predecessor
Disclosure of terms and conditions of share-based payment arrangement [line items]
Long-term incentive scheme	€ 19.7